Earnings Per Share - Schedule of Earnings Per Share (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 AED (د.إ) د.إ / shares shares	Jun. 30, 2024 AED (د.إ) د.إ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ) د.إ / shares shares	Dec. 31, 2023 AED (د.إ) د.إ / shares shares	Dec. 31, 2022 AED (د.إ) د.إ / shares shares
Earnings
Losses attributable to Micropolis Shareowners (in Dirhams and Dollars)	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)	$ (6,071,463)	د.إ (22,294,417)	د.إ (11,888,180)	د.إ (11,315,444)
Number of Shares
Weighted average number of shares	32,052,243	32,052,243	30,000,000	30,000,000	30,000,000	25,585,578	23,706,000
Earnings per Share
Losses attributable to Micropolis Shareowners per share (in Dirhams per share and Dollars per share) | (per share)	$ (0.1)	د.إ (0.38)	د.إ (0.39)	$ (0.2)	د.إ (0.74)	د.إ (0.46)	د.إ (0.48)